Exhibit 99.1

NISSAN AUTO LEASE TRUST 2019-B

Servicer’s Report

Collection Period Start	1-Nov-21	Distribution Date	15-Dec-21
Collection Period End	30-Nov-21	30/360 Days	30
Beg. of Interest Period	15-Nov-21	Actual/360 Days	30
End of Interest Period	15-Dec-21

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,506,024,096.62	298,708,799.85	258,966,467.73	0.1719537
Total Securities		1,506,024,096.62	298,708,799.85	258,966,467.73	0.1719537
Class A-1 Notes	2.282220%	169,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	2.270000%	285,450,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.359500%	233,550,000.00	0.00	0.00	0.0000000
Class A-3 Notes	2.270000%	456,000,000.00	0.00	0.00	0.0000000
Class A-4 Notes	2.290000%	106,000,000.00	42,684,703.23	2,942,371.11	0.0277582
Certificates	0.000000%	256,024,096.62	256,024,096.62	256,024,096.62	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	0.00	0.00	0.0000000	0.0000000
Class A-4 Notes	39,742,332.12	81,456.64	374.9276615	0.7684589
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	39,742,332.12	81,456.64

I. COLLECTIONS

Lease Payments: (Lease SUBI)
Monthly Principal					4,266,862.51
Monthly Interest					2,294,284.19

Total Monthly Payments					6,561,146.70
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					356,842.52
Aggregate Sales Proceeds Advance					513,702.14

Total Advances					870,544.66
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					43,507,695.38
Excess Wear and Tear and Excess Mileage					19,451.84
Remaining Payoffs					0.00
Net Insurance Proceeds					702,870.63
Residual Value Surplus					379,012.86

Total Collections					52,040,722.07

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		228,553.00			8
Involuntary Repossession		30,409.00			2
Voluntary Repossession		43,954.00			2
Full Termination		961,459.00			39
Bankruptcty		15,783.00			1
Insurance Payoff			702,621.79		32
Customer Payoff				2,704,796.77	156
Grounding Dealer Payoff				39,737,344.45	2,167
Dealer Purchase				—	—

Total		1,280,158.00	702,621.79	42,442,141.22	2,407

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	19,126	370,235,666.29	7.00000%	298,708,799.85
Total Depreciation Received		(5,791,245.70)		(4,409,668.40)
Principal Amount of Gross Losses	(44)	(709,131.43)		(579,369.30)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(3)	(93,029.95)		(74,427.37)
Scheduled Terminations	(2,375)	(43,519,946.00)		(34,678,867.05)

Pool Balance - End of Period	16,704	320,122,313.21		258,966,467.73
Remaining Pool Balance
Lease Payment				16,430,030.85
Residual Value				242,536,436.88

Total				258,966,467.73

NISSAN AUTO LEASE TRUST 2019-B

Servicer’s Report

III. DISTRIBUTIONS

Total Collections	52,040,722.07
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	52,040,722.07
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	373,306.22
3. Reimbursement of Sales Proceeds Advance	357,930.37
4. Servicing Fee:
Servicing Fee Due	248,924.00
Servicing Fee Paid	248,924.00
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	980,160.59
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	0.00
Class A-3 Notes Monthly Interest Paid	0.00
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	81,456.64
Class A-4 Notes Monthly Interest Paid	81,456.64
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	81,456.64
Total Note and Certificate Monthly Interest Paid	81,456.64
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	50,979,104.84
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	39,742,332.12
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	39,742,332.12
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	11,236,772.72

NISSAN AUTO LEASE TRUST 2019-B

Servicer’s Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			7,530,120.48
Required Reserve Account Amount			7,530,120.48
Beginning Reserve Account Balance			7,530,120.48
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			7,530,120.48
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			11,236,772.72
Gross Reserve Account Balance			18,766,893.20
Remaining Available Collections Released to Seller			11,236,772.72
Total Ending Reserve Account Balance			7,530,120.48

V. POOL STATISTICS

Weighted Average Remaining Maturity			2.49
Monthly Prepayment Speed			61%
Lifetime Prepayment Speed			67%

		$	units
Recoveries of Defaulted and Casualty Receivables		944,679.72
Securitization Value of Defaulted Receivables and Casualty Receivables		579,369.30	44
Aggregate Defaulted and Casualty Gain (Loss)		365,310.42
Pool Balance at Beginning of Collection Period		298,708,799.85
Net Loss Ratio
Current Collection Period		0.1223%
Preceding Collection Period		0.1471%
Second Preceding Collection Period		0.1108%
Third Preceding Collection Period		0.0926%
Cumulative Net Losses for all Periods		-0.2245%	(3,381,755.38)

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.73%	2,168,392.13	153
61-90 Days Delinquent	0.23%	677,923.96	54
91-120 Days Delinquent	0.12%	371,374.80	23
More than 120 Days	0.01%	15,030.30	2

Total Delinquent Receivables:	1.08%	3,232,721.19	232

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.36%	0.41%
Preceding Collection Period		0.26%	0.29%
Second Preceding Collection Period		0.19%	0.22%
Third Preceding Collection Period		0.18%	0.23%
60 Day Delinquent Receivables		1,136,765.09
Delinquency Percentage		0.38%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		1,190,012.00	47
Securitization Value		813,223.14	47

Aggregate Residual Value Surplus (Loss)		376,788.86

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		379,413,879.83	21,665
Cumulative Securitization Value		317,655,785.95	21,665

Cumulative Residual Value Surplus (Loss)		61,758,093.88

Book Amount of Extensions		111,805.10
Number of Extensions		5

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			485,741.92
Reimbursement of Outstanding Advance			357,930.37
Additional Advances for current period			513,702.14

Ending Balance of Residual Advance			641,513.69

Beginning Balance of Payment Advance			793,992.80
Reimbursement of Outstanding Payment Advance			373,306.22
Additional Payment Advances for current period			356,842.52

Ending Balance of Payment Advance			777,529.10

NISSAN AUTO LEASE TRUST 2019-B

Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

3. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

4. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

5. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO